Commitments and Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Credit Risk
Deposits with Federal Reserve Bank of Cleveland	$ 21,500,000	$ 79,600,000
Loans and Leases Receivable, Commitments, Variable Rates	$ 77,900,000	75,800,000
Majority commitments disbursement term	1 year
Deferred revenue standby letter of credit	$ 0
Standby lines of credit
Commitments and Credit Risk
Outstanding standby letters of credit	$ 136,000	$ 127,000
Minimum
Commitments and Credit Risk
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk
Time to fund mortgage loan	90 days
Installment
Commitments and Credit Risk
Concentration risk percentage credit risk loan products	1.30%	1.50%
Real Estate Loans
Commitments and Credit Risk
Concentration risk percentage credit risk loan products	20.40%	19.80%
Commercial Line
Commitments and Credit Risk
Lines Of credit granted	$ 79,700,000	$ 78,100,000
Consumer Lines
Commitments and Credit Risk
Lines Of credit granted	$ 37,600,000	$ 39,600,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk
Concentration risk percentage credit risk loan products	78.30%	78.70%